Capital Management and Dividends - Summary of Dividends Declared or Paid (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Dividends Payable [Line Items]
Dividend, Total Amount		$ 176.8	$ 246.5	$ 390.1
Dividend, Record Date	Jun. 08, 2017
Dividend, Payment Date	Aug. 04, 2017
FY 2017 First Half Dividend [Member]
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders		$ 0.10
Dividend, Total Amount		$ 46.6
Dividend, Announcement Date		Nov. 17, 2016
Dividend, Record Date		Dec. 21, 2016
Dividend, Payment Date		Feb. 24, 2017
FY 2016 Second Half Dividend [Member]
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders		$ 0.29
Dividend, Total Amount		$ 130.2
Dividend, Announcement Date		May 19, 2016
Dividend, Record Date		Jun. 09, 2016
Dividend, Payment Date		Aug. 05, 2016
FY 2016 First Half Dividend [Member]
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders		$ 0.09
Dividend, Total Amount		$ 39.7
Dividend, Announcement Date		Nov. 19, 2015
Dividend, Record Date		Dec. 23, 2015
Dividend, Payment Date		Feb. 26, 2016
FY 2015 Special Dividend [Member]
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders		$ 0.22
Dividend, Total Amount		$ 92.8
Dividend, Announcement Date		May 21, 2015
Dividend, Record Date		Jun. 11, 2015
Dividend, Payment Date		Aug. 07, 2015
FY 2015 Second Half Dividend [Member]
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders		$ 0.27
Dividend, Total Amount		$ 114.0
Dividend, Announcement Date		May 21, 2015
Dividend, Record Date		Jun. 11, 2015
Dividend, Payment Date		Aug. 07, 2015
FY 2015 First Half Dividend [Member]
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders		$ 0.08
Dividend, Total Amount		$ 34.2
Dividend, Announcement Date		Nov. 19, 2014
Dividend, Record Date		Dec. 23, 2014
Dividend, Payment Date		Feb. 27, 2015
FY 2014 Special Dividend [Member]
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders		$ 0.20
Dividend, Total Amount		$ 89.0
Dividend, Announcement Date		May 22, 2014
Dividend, Record Date		Jun. 12, 2014
Dividend, Payment Date		Aug. 08, 2014
FY 2014 Second Half Dividend [Member]
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders		$ 0.32
Dividend, Total Amount		$ 142.3
Dividend, Announcement Date		May 22, 2014
Dividend, Record Date		Jun. 12, 2014
Dividend, Payment Date		Aug. 08, 2014
125 Year Anniversary Special Dividend [Member]
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders		$ 0.28
Dividend, Total Amount		$ 124.6
Dividend, Announcement Date		Feb. 28, 2014
Dividend, Record Date		Mar. 21, 2014
Dividend, Payment Date		May 30, 2014